                       SUPPLEMENT ISSUED NOVEMBER 4, 1998
                                       TO
                   PORTFOLIO DIRECTOR PLUS SEPARATE ACCOUNT A

               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               FOR SERIES 1 -- 12
                            DATED SEPTEMBER 22, 1998

The Fee Table and Examples #1, #2 and #3 in the Prospectus are replaced in their entirety by the enclosed Fee Table and Examples.

Effective October 27, 1998, The Vanguard Group has simplified the names of the following Vanguard funds included in this prospectus and Statement of Additional
Information:

                      OLD NAME                                               NEW NAME
                      --------                                               --------
Vanguard Fixed Income Securities Fund -- Long-Term     Vanguard Long-Term Corporate Fund
  Corporate Portfolio
Vanguard Fixed Income Securities Fund -- Long-Term     Vanguard Long-Term Treasury Fund
  U.S. Treasury Portfolio
Vanguard LifeStrategy Portfolios -- Conservative       Vanguard LifeStrategy Conservative Growth Fund
  Growth Portfolio
Vanguard LifeStrategy Portfolios -- Growth Portfolio   Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Portfolios -- Moderate Growth    Vanguard LifeStrategy Moderate Growth Fund
  Portfolio
Vanguard/Wellington Fund                               Vanguard Wellington Fund
Vanguard/Windsor II                                    Vanguard Windsor II Fund

10855-A Ver. 11/98

FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation(8)                              0.25%           0.75%              --          1.00%
AGSPC Capital Conservation                             0.25            0.75               --          1.00
AGSPC Government Securities                            0.25            0.75               --          1.00
AGSPC Growth                                           0.25            0.75               --          1.00
AGSPC Growth & Income                                  0.25            0.75               --          1.00
AGSPC International Equities                           0.25            0.75               --          1.00
AGSPC International Government Bond                    0.25            0.75               --          1.00
AGSPC MidCap Index                                     0.25            0.75               --          1.00
AGSPC Money Market                                     0.25            0.75               --          1.00
AGSPC Science & Technology                             0.25            0.75               --          1.00
AGSPC Small Cap Index                                  0.25            0.75               --          1.00
AGSPC Social Awareness                                 0.25            0.75               --          1.00
AGSPC Stock Index                                      0.25            0.75               --          1.00
American Century -- Twentieth Century Ultra(4)         0.25            1.00            (0.21%)        1.04
American General Balanced(4)                           0.25            0.75            (0.25)         0.75
American General Conservative Growth Lifestyle(4)      0.25            0.75            (0.25)         0.75
American General Core Bond(4)                          0.25            0.75            (0.25)         0.75
American General Domestic Bond(4)                      0.25            0.75            (0.25)         0.75
American General Growth Lifestyle(4)                   0.25            0.75            (0.25)         0.75
American General High Yield Bond(4)                    0.25            0.75            (0.25)         0.75
American General International Growth(4)               0.25            0.75            (0.25)         0.75
American General International Value(4)                0.25            0.75            (0.25)         0.75
American General Large Cap Growth(4)                   0.25            0.75            (0.25)         0.75
American General Large Cap Value(4)                    0.25            0.75            (0.25)         0.75
American General Mid Cap Growth(4)                     0.25            0.75            (0.25)         0.75
American General Mid Cap Value(4)                      0.25            0.75            (0.25)         0.75
American General Moderate Growth Lifestyle(4)          0.25            0.75            (0.25)         0.75
American General Money Market(4)                       0.25            0.75            (0.25)         0.75
American General Small Cap Growth(4)                   0.25            0.75            (0.25)         0.75
American General Small Cap Value(4)                    0.25            0.75            (0.25)         0.75
American General Socially Responsible(4)               0.25            0.75            (0.25)         0.75
American General Strategic Bond(4)                     0.25            0.75            (0.25)         0.75
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio(4)                       0.25            1.00            (0.15)         1.10
Founders Growth(4)                                     0.25            1.00            (0.25)         1.00
Neuberger&Berman Guardian Trust(4)                     0.25            1.00            (0.25)         1.00
Putnam Global Growth(4)                                0.25            1.00            (0.25)         1.00
Putnam New Opportunities(4)                            0.25            1.00            (0.25)         1.00
Putnam OTC & Emerging Growth(4)                        0.25            1.00            (0.25)         1.00
Scudder Growth and Income(4)                           0.25            1.00            (0.25)         1.00
T. Rowe Price Small-Cap Stock                          0.25            1.00               --          1.25
Templeton Foreign -- Class 1(4)                        0.25            1.00            (0.25)         1.00
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1                0.25            1.00               --          1.25
  Templeton International -- Class 1                   0.25            1.00               --          1.25
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio(5)                     0.25            1.00            (0.25)         1.00
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio(5)                 0.25            1.00            (0.25)         1.00
Vanguard LifeStrategy Conservative Growth
  Portfolio                                            0.25            1.00               --          1.25
Vanguard LifeStrategy Growth Portfolio                 0.25            1.00               --          1.25
Vanguard LifeStrategy Moderate Growth Portfolio        0.25            1.00               --          1.25
Vanguard/Wellington                                    0.25            1.00               --          1.25
Vanguard/Windsor II                                    0.25            1.00               --          1.25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                      MANAGEMENT                   OTHER           TOTAL FUND
                                                         FEES                    EXPENSES           EXPENSES
                                                    (AFTER EXPENSE   12B-1    (AFTER EXPENSE     (AFTER EXPENSE
                       FUND                         REIMBURSEMENT)   FEES    REIMBURSEMENT)(6)   REIMBURSEMENT)
                       ----                         --------------   -----   -----------------   --------------
AGSPC Asset Allocation(8)                                0.50%         --           0.07%             0.57%
AGSPC Capital Conservation                               0.50          --           0.07              0.57
AGSPC Government Securities                              0.50          --           0.06              0.56
AGSPC Growth                                             0.80          --           0.06              0.86
AGSPC Growth & Income                                    0.75          --           0.06              0.81
AGSPC International Equities                             0.35          --           0.07              0.42
AGSPC International Government Bond                      0.50          --           0.06              0.56
AGSPC MidCap Index                                       0.34          --           0.06              0.40
AGSPC Money Market                                       0.50          --           0.07              0.57
AGSPC Science & Technology                               0.90          --           0.06              0.96
AGSPC Small Cap Index                                    0.35          --           0.06              0.41
AGSPC Social Awareness                                   0.50          --           0.06              0.56
AGSPC Stock Index                                        0.27          --           0.07              0.34
American Century -- Twentieth Century Ultra              1.00          --             --              1.00
American General Balanced(10)                            0.80          --           0.02              0.82
American General Conservative Growth Lifestyle(11)       0.10          --             --              0.10
American General Core Bond(10)                           0.50          --           0.30              0.80
American General Domestic Bond(10)                       0.60          --           0.18              0.78
American General Growth Lifestyle(11)                    0.10          --             --              0.10
American General High Yield Bond(10)                     0.70          --           0.29              0.99
American General International Growth(10)                0.90          --           0.25              1.15
American General International Value(10)                 1.00          --           0.04              1.04
American General Large Cap Growth(10)                    0.55          --           0.31              0.86
American General Large Cap Value(10)                     0.50          --           0.31              0.81
American General Mid Cap Growth(10)                      0.65          --           0.14              0.79
American General Mid Cap Value(10)                       0.75          --           0.30              1.05
American General Moderate Growth Lifestyle(11)           0.10          --             --              0.10
American General Money Market(10)                        0.25          --           0.31              0.56
American General Small Cap Growth(10)                    0.85          --           0.31              1.16
American General Small Cap Value(10)                     0.75          --           0.23              0.98
American General Socially Responsible(10)                0.25          --           0.31              0.56
American General Strategic Bond(10)                      0.60          --           0.29              0.89
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio                            0.75          --           0.03              0.78
Founders Growth                                          0.67        0.25%          0.18              1.10
Neuberger&Berman Guardian Trust(7)                       0.84          --           0.04              0.88
Putnam Global Growth                                     0.64        0.25           0.35              1.24
Putnam New Opportunities                                 0.50        0.25           0.31              1.06
Putnam OTC & Emerging Growth                             0.56        0.25           0.35              1.16
Scudder Growth and Income                                0.46          --           0.30              0.76
T. Rowe Price Small-Cap Stock                            0.77          --           0.25              1.02
Templeton Foreign -- Class 1                             0.61        0.25           0.22              1.08
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1(9)               0.60          --           0.18              0.78
  Templeton International -- Class 1(9)                  0.69          --           0.19              0.88
Vanguard Fixed Income Securities Fund -- Long-Term
  Corporate Portfolio                                    0.03          --           0.29              0.32
Vanguard Fixed Income Securities Fund -- Long-Term
  U.S. Treasury Portfolio                                0.01          --           0.26              0.27
Vanguard LifeStrategy Conservative Growth Portfolio        --          --             --                --
Vanguard LifeStrategy Growth Portfolio                     --          --             --                --
Vanguard LifeStrategy Moderate Growth Portfolio            --          --             --                --
Vanguard/Wellington                                      0.04          --           0.25              0.29
Vanguard/Windsor II                                      0.15          --           0.22              0.37

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

--------------------------------------------------------------------------------

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century -- Twentieth Century (0.21%), American General Funds (0.25%), Dreyfus (0.15%), Founders (0.25%), Neuberger&Berman (0.25%),
     Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%) With respect to American Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.

 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division which may be terminated by the Company at any time without notice.

 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

 (7) Neuberger&Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger&Berman Management Inc. ("N&B"). N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1997 fiscal year, N&B did not bear any expenses.

 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 (9) For these Funds Management fees and Total Fund Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See Fund prospectus for details. Actual Management Fees and Total Fund Expenses during 1997 were lower.

(10) After expense reimbursement. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: Balanced Fund, 0.80%, 0.80% and 1.60%; Core Bond Fund, 0.50%, 0.86% and 1.36%; Domestic Bond Fund, 0.60%, 0.57% and 1.17%;
     High Yield Bond Fund, 0.70%, 0.83% and 1.53%; International Growth Fund, 0.90%, 0.71% and 1.61%; International Value Fund, 1.00%, 0.70% and 1.70%;
     Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; Large Cap Value Fund, 0.50%, 0.58% and 1.08%; Mid Cap Growth Fund, 0.65%, 0.64% and 1.29%; Mid Cap Value Fund, 0.75%, 0.64% and 1.39%; Money Market Fund, 0.25%, 0.86% and 1.11%;
     Small Cap Growth Fund, 0.85%, 0.62% and 1.47%; Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and Socially Responsible Fund, 0.25%, 0.87% and 1.12%; and Strategic Bond Fund, 0.60%, 0.90% and 1.50%.

(11) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 1.00%, American General Growth Lifestyle Fund is 1.09% and American General Moderate Growth Lifestyle Fund is 1.03%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $16       $50      $ 86       $187
AGSPC Capital Conservation Division 7                          16        50        86        187
AGSPC Government Securities Division 8                         16        49        85        186
AGSPC Growth Division 15                                       19        59       101        218
AGSPC Growth & Income Division 16                              18        57        98        213
AGSPC International Equities Division 11                       14        45        78        171
AGSPC International Government Bond Division 13                16        49        85        186
AGSPC MidCap Index Division 4                                  14        44        77        168
AGSPC Money Market Division 6                                  16        50        86        187
AGSPC Science & Technology Division 17                         20        62       106        229
AGSPC Small Cap Index Division 14                              14        45        77        170
AGSPC Social Awareness Division 12                             16        49        85        186
AGSPC Stock Index Division 10                                  14        42        74        162
American Century -- Twentieth Century Ultra Division 31        21        64       110        237
American General Balanced Division 42                          16        50        86        187
American General Conservative Growth Lifestyle Division 50      9        27        47        105
American General Core Bond Division 58                         16        49        85        185
American General Domestic Bond Division 43                     16        48        84        183
American General Growth Lifestyle Division 48                   9        27        47        105
American General High Yield Bond Division 60                   18        55        94        206
American General International Growth Division 33              19        60       103        223
American General International Value Division 34               18        56        97        211
American General Large Cap Growth Division 39                  16        51        88        192
American General Large Cap Value Division 40                   16        49        85        186
American General Mid Cap Growth Division 37                    16        49        84        184
American General Mid Cap Value Division 38                     18        57        98        212
American General Moderate Growth Lifestyle Division 49          9        27        47        105
American General Money Market Division 44                      13        42        72        158
American General Small Cap Growth Division 35                  19        60       103        224
American General Small Cap Value Division 36                   18        55        94        205
American General Socially Responsible Division 41              13        42        72        158
American General Strategic Bond Division 59                    17        52        89        195
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      19        59       102        221
Founders Growth Division 30                                    21        66       113        244
Neuberger&Berman Guardian Trust Division 29                    19        59       102        221
Putnam Global Growth Division 28                               23        70       120        258
Putnam New Opportunities Division 26                           21        65       111        239
Putnam OTC & Emerging Growth Division 27                       22        68       116        250
Scudder Growth and Income Division 21                          18        55        96        208
T. Rowe Price Small-Cap Stock Division 51                      23        71       122        261
Templeton Foreign -- Class 1 Division 32                       21        65       112        242
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            21        64       109        236
  Templeton International -- Class 1 Division 20               22        67       115        247
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                    13        42        72        160
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                13        40        70        154
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           13        40        69        152
Vanguard LifeStrategy Growth Portfolio Division 52             13        40        69        152
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    13        40        69        152
Vanguard/Wellington Division 25                                16        49        84        184
Vanguard/Windsor II Division 24                                16        51        88        193

EXAMPLE #2 -- Assuming No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $17       $51      $ 89       $193
AGSPC Capital Conservation Division 7                          17        51        89        193
AGSPC Government Securities Division 8                         16        51        88        192
AGSPC Growth Division 15                                       19        60       104        224
AGSPC Growth & Income Division 16                              19        59       101        219
AGSPC International Equities Division 11                       15        47        81        177
AGSPC International Government Bond Division 13                16        51        88        192
AGSPC MidCap Index Division 4                                  15        46        80        175
AGSPC Money Market Division 6                                  17        51        89        193
AGSPC Science & Technology Division 17                         20        63       109        235
AGSPC Small Cap Index Division 14                              15        46        80        176
AGSPC Social Awareness Division 12                             16        51        88        192
AGSPC Stock Index Division 10                                  14        44        76        168
American Century -- Twentieth Century Ultra Division 31        21        66       113        243
American General Balanced Division 42                          17        51        89        193
American General Conservative Growth Lifestyle Division 50      9        29        50        112
American General Core Bond Division 58                         16        51        87        191
American General Domestic Bond Division 43                     16        50        86        189
American General Growth Lifestyle Division 48                   9        29        50        112
American General High Yield Bond Division 60                   18        57        97        212
American General International Growth Division 33              20        61       106        229
American General International Value Division 34               19        58       100        217
American General Large Cap Growth Division 39                  17        53        91        198
American General Large Cap Value Division 40                   16        51        88        192
American General Mid Cap Growth Division 37                    16        50        87        190
American General Mid Cap Value Division 38                     19        58       100        218
American General Moderate Growth Lifestyle Division 49          9        29        50        112
American General Money Market Division 44                      14        43        75        165
American General Small Cap Growth Division 35                  20        62       106        230
American General Small Cap Value Division 36                   18        56        97        211
American General Socially Responsible Division 41              14        43        75        165
American General Strategic Bond Division 59                    17        53        92        201
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      20        61       105        226
Founders Growth Division 30                                    22        68       116        249
Neuberger&Berman Guardian Trust Division 29                    20        61       105        226
Putnam Global Growth Division 28                               23        72       123        264
Putnam New Opportunities Division 26                           21        66       114        245
Putnam OTC & Emerging Growth Division 27                       22        69       119        255
Scudder Growth and Income Division 21                          18        57        98        214
T. Rowe Price Small-Cap Stock Division 51                      24        73       124        267
Templeton Foreign -- Class 1 Division 32                       22        67       115        247
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            21        65       112        242
  Templeton International -- Class 1 Division 20               22        68       117        252
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                    14        44        75        166
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                14        42        73        160
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           13        41        72        158
Vanguard LifeStrategy Growth Portfolio Division 52             13        41        72        158
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    13        41        72        158
Vanguard/Wellington Division 25                                16        50        87        190
Vanguard/Windsor II Division 24                                17        53        91        199

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $63      $101      $139       $193
AGSPC Capital Conservation Division 7                          63       101       139        193
AGSPC Government Securities Division 8                         63       101       138        192
AGSPC Growth Division 15                                       66       110       154        224
AGSPC Growth & Income Division 16                              65       108       151        219
AGSPC International Equities Division 11                       62        97       131        177
AGSPC International Government Bond Division 13                63       101       138        192
AGSPC MidCap Index Division 4                                  61        96       130        175
AGSPC Money Market Division 6                                  63       101       139        193
AGSPC Science & Technology Division 17                         67       112       159        235
AGSPC Small Cap Index Division 14                              62        96       130        176
AGSPC Social Awareness Division 12                             63       101       138        192
AGSPC Stock Index Division 10                                  61        94       126        168
American Century -- Twentieth Century Ultra Division 31        68       115       163        243
American General Balanced Division 42                          63       101       139        193
American General Conservative Growth Lifestyle Division 50     56        79       100        112
American General Core Bond Division 58                         63       100       137        191
American General Domestic Bond Division 43                     63       100       136        189
American General Growth Lifestyle Division 48                  56        79       100        112
American General High Yield Bond Division 60                   65       106       147        212
American General International Growth Division 33              66       111       156        229
American General International Value Division 34               65       108       150        217
American General Large Cap Growth Division 39                  63       102       141        198
American General Large Cap Value Division 40                   63       101       138        192
American General Mid Cap Growth Division 37                    63       100       137        190
American General Mid Cap Value Division 38                     65       108       150        218
American General Moderate Growth Lifestyle Division 49         56        79       100        112
American General Money Market Division 44                      61        93       125        165
American General Small Cap Growth Division 35                  66       111       156        230
American General Small Cap Value Division 36                   65       106       147        211
American General Socially Responsible Division 41              61        93       125        165
American General Strategic Bond Division 59                    64       103       142        201
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      66       110       155        226
Founders Growth Division 30                                    68       116       166        249
Neuberger&Berman Guardian Trust Division 29                    66       110       155        226
Putnam Global Growth Division 28                               69       121       173        264
Putnam New Opportunities Division 26                           68       115       164        245
Putnam OTC & Emerging Growth Division 27                       69       118       169        255
Scudder Growth and Income Division 21                          65       107       148        214
T. Rowe Price Small-Cap Stock Division 51                      70       121       174        267
Templeton Foreign -- Class 1 Division 32                       68       116       165        247
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            67       114       162        242
  Templeton International -- Class 1 Division 20               68       117       167        252
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        61        94       125        166
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               60        92       123        160
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           60        91       122        158
Vanguard LifeStrategy Growth Portfolio Division 52             60        91       122        158
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    60        91       122        158
Vanguard/Wellington Division 25                                63       100       137        190
Vanguard/Windsor II Division 24                                64       103       141        199

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

                       SUPPLEMENT ISSUED NOVEMBER 4, 1998
                                       TO
                   PORTFOLIO DIRECTOR PLUS SEPARATE ACCOUNT A

               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            FOR SERIES 1.20 -- 12.20
                            DATED SEPTEMBER 22, 1998

The Fee Table and Examples #1, #2 and #3 in the Prospectus are replaced in their entirety by the enclosed Fee Table and Examples.

Effective October 27, 1998, The Vanguard Group has simplified the names of the following Vanguard funds included in this prospectus and Statement of Additional
Information:

                      OLD NAME                                               NEW NAME
                      --------                                               --------
Vanguard Fixed Income Securities Fund -- Long-Term     Vanguard Long-Term Corporate Fund
  Corporate Portfolio
Vanguard Fixed Income Securities Fund -- Long-Term     Vanguard Long-Term Treasury Fund
  U.S. Treasury Portfolio
Vanguard LifeStrategy Portfolios -- Conservative       Vanguard LifeStrategy Conservative Growth Fund
  Growth Portfolio
Vanguard LifeStrategy Portfolios -- Growth Portfolio   Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Portfolios -- Moderate Growth    Vanguard LifeStrategy Moderate Growth Fund
  Portfolio
Vanguard/Wellington Fund                               Vanguard Wellington Fund
Vanguard/Windsor II                                    Vanguard Windsor II Fund

10855-20A Ver. 11/98

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation(8)                              0.25%           0.55%              --          0.80%
AGSPC Capital Conservation                             0.25            0.55               --          0.80
AGSPC Government Securities                            0.25            0.55               --          0.80
AGSPC Growth                                           0.25            0.55               --          0.80
AGSPC Growth & Income                                  0.25            0.55               --          0.80
AGSPC International Equities                           0.25            0.55               --          0.80
AGSPC International Government Bond                    0.25            0.55               --          0.80
AGSPC MidCap Index                                     0.25            0.55               --          0.80
AGSPC Money Market                                     0.25            0.55               --          0.80
AGSPC Science & Technology                             0.25            0.55               --          0.80
AGSPC Small Cap Index                                  0.25            0.55               --          0.80
AGSPC Social Awareness                                 0.25            0.55               --          0.80
AGSPC Stock Index                                      0.25            0.55               --          0.80
American Century -- Twentieth Century Ultra(4)         0.25            0.80            (0.21%)        0.84
American General Balanced(4)                           0.25            0.55            (0.25)         0.55
American General Conservative Growth Lifestyle         0.25            0.55            (0.25)         0.55
American General Core Bond(4)                          0.25            0.55            (0.25)         0.55
American General Domestic Bond(4)                      0.25            0.55            (0.25)         0.55
American General Growth Lifestyle                      0.25            0.55            (0.25)         0.55
American General High Yield Bond(4)                    0.25            0.55            (0.25)         0.55
American General International Growth(4)               0.25            0.55            (0.25)         0.55
American General International Value(4)                0.25            0.55            (0.25)         0.55
American General Large Cap Growth(4)                   0.25            0.55            (0.25)         0.55
American General Large Cap Value(4)                    0.25            0.55            (0.25)         0.55
American General Mid Cap Growth(4)                     0.25            0.55            (0.25)         0.55
American General Mid Cap Value(4)                      0.25            0.55            (0.25)         0.55
American General Moderate Growth Lifestyle             0.25            0.55            (0.25)         0.55
American General Money Market(4)                       0.25            0.55            (0.25)         0.55
American General Small Cap Growth(4)                   0.25            0.55            (0.25)         0.55
American General Small Cap Value(4)                    0.25            0.55            (0.25)         0.55
American General Socially Responsible(4)               0.25            0.55            (0.25)         0.55
American General Strategic Bond(4)                     0.25            0.55            (0.25)         0.55
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio(4)                       0.25            0.80            (0.15)         0.90
Founders Growth(4)                                     0.25            0.80            (0.25)         0.80
Neuberger&Berman Guardian Trust(4)                     0.25            0.80            (0.25)         0.80
Putnam Global Growth(4)                                0.25            0.80            (0.25)         0.80
Putnam New Opportunities(4)                            0.25            0.80            (0.25)         0.80
Putnam OTC & Emerging Growth(4)                        0.25            0.80            (0.25)         0.80
Scudder Growth and Income(4)                           0.25            0.80            (0.25)         0.80
T. Rowe Price Small-Cap Stock                          0.25            0.80               --          1.05
Templeton Foreign -- Class 1(4)                        0.25            0.80            (0.25)         0.80
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1                0.25            0.80               --          1.05
  Templeton International -- Class 1                   0.25            0.80               --          1.05
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio(5)                     0.25            0.80            (0.25)         0.80
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio(5)                 0.25            0.80            (0.25)         0.80
Vanguard LifeStrategy Conservative Growth
  Portfolio                                            0.25            0.80               --          1.05
Vanguard LifeStrategy Growth Portfolio                 0.25            0.80               --          1.05
Vanguard LifeStrategy Moderate Growth Portfolio        0.25            0.80               --          1.05
Vanguard/Wellington                                    0.25            0.80               --          1.05
Vanguard/Windsor II                                    0.25            0.80               --          1.05

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                               MANAGEMENT                   OTHER           TOTAL FUND
                                                  FEES                    EXPENSES           EXPENSES
                                             (AFTER EXPENSE   12B-1    (AFTER EXPENSE     (AFTER EXPENSE
                    FUND                     REIMBURSEMENT)   FEES    REIMBURSEMENT)(6)   REIMBURSEMENT)
                    ----                     --------------   -----   -----------------   --------------
AGSPC Asset Allocation(8)                         0.50%         --           0.07%             0.57%
AGSPC Capital Conservation                        0.50          --           0.07              0.57
AGSPC Government Securities                       0.50          --           0.06              0.56
AGSPC Growth                                      0.80          --           0.06              0.86
AGSPC Growth & Income                             0.75          --           0.06              0.81
AGSPC International Equities                      0.35          --           0.07              0.42
AGSPC International Government Bond               0.50          --           0.06              0.56
AGSPC MidCap Index                                0.34          --           0.06              0.40
AGSPC Money Market                                0.50          --           0.07              0.57
AGSPC Science & Technology                        0.90          --           0.06              0.96
AGSPC Small Cap Index                             0.35          --           0.06              0.41
AGSPC Social Awareness                            0.50          --           0.06              0.56
AGSPC Stock Index                                 0.27          --           0.07              0.34
American Century -- Twentieth Century Ultra       1.00          --             --              1.00
American General Balanced(10)                     0.80          --           0.02              0.82
American General Conservative Growth
  Lifestyle(11)                                   0.10          --             --              0.10
American General Core Bond(10)                    0.50          --           0.30              0.80
American General Domestic Bond(10)                0.60          --           0.18              0.78
American General Growth Lifestyle(11)             0.10          --             --              0.10
American General High Yield Bond(10)              0.70          --           0.29              0.99
American General International Growth(10)         0.90          --           0.25              1.15
American General International Value(10)          1.00          --           0.04              1.04
American General Large Cap Growth(10)             0.55          --           0.31              0.86
American General Large Cap Value(10)              0.50          --           0.31              0.81
American General Mid Cap Growth(10)               0.65          --           0.14              0.79
American General Mid Cap Value(10)                0.75          --           0.30              1.05
American General Moderate Growth
  Lifestyle(11)                                   0.10          --             --              0.10
American General Money Market(10)                 0.25          --           0.31              0.56
American General Small Cap Growth(10)             0.85          --           0.31              1.16
American General Small Cap Value(10)              0.75          --           0.23              0.98
American General Socially Responsible(10)         0.25          --           0.31              0.56
American General Strategic Bond(10)               0.60          --           0.29              0.89
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio                     0.75          --           0.03              0.78
Founders Growth                                   0.67        0.25%          0.18              1.10
Neuberger&Berman Guardian Trust(7)                0.84          --           0.04              0.88
Putnam Global Growth                              0.64        0.25           0.35              1.24
Putnam New Opportunities                          0.50        0.25           0.31              1.06
Putnam OTC & Emerging Growth                      0.56        0.25           0.35              1.16
Scudder Growth and Income                         0.46          --           0.30              0.76
T. Rowe Price Small-Cap Stock                     0.77          --           0.25              1.02
Templeton Foreign -- Class 1                      0.61        0.25           0.22              1.08
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1(9)        0.60          --           0.18              0.78
  Templeton International -- Class 1(9)           0.69          --           0.19              0.88
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio                   0.03          --           0.29              0.32
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio               0.01          --           0.26              0.27
Vanguard LifeStrategy Conservative Growth
  Portfolio                                         --          --             --                --
Vanguard LifeStrategy Growth Portfolio              --          --             --                --
Vanguard LifeStrategy Moderate Growth
  Portfolio                                         --          --             --                --
Vanguard/Wellington                               0.04          --           0.25              0.29
Vanguard/Windsor II                               0.15          --           0.22              0.37

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

--------------------------------------------------------------------------------

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century -- Twentieth Century (0.21%), American General Funds (0.25%), Dreyfus (0.15%), Founders (0.25%), Neuberger&Berman (0.25%),
     Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%) With respect to American Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.

 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division which may be terminated by the Company at any time without notice.

 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

 (7) Neuberger&Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"). Both the Fund and Trust are managed by Neuberger&Berman Management Inc. ("N&B"). N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1997 fiscal year, N&B did not bear any expenses.

 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 (9) For these Funds Management fees and Total Fund Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See Fund prospectus for details. Actual Management Fees and Total Fund Expenses during 1997 were lower.

(10) After expense reimbursement. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: Balanced Fund, 0.80%, 0.80% and 1.60%; Core Bond Fund, 0.50%, 0.86% and 1.36%; Domestic Bond Fund, 0.60%, 0.57% and 1.17%;
     High Yield Bond Fund, 0.70%, 0.83% and 1.53%; International Growth Fund, 0.90%, 0.71% and 1.61%; International Value Fund, 1.00%, 0.70% and 1.70%;
     Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; Large Cap Value Fund, 0.50%, 0.58% and 1.08%; Mid Cap Growth Fund, 0.65%, 0.64% and 1.29%; Mid Cap Value Fund, 0.75%, 0.64% and 1.39%; Money Market Fund, 0.25%, 0.86% and 1.11%;
     Small Cap Growth Fund, 0.85%, 0.62% and 1.47%; Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and Socially Responsible Fund, 0.25%, 0.87% and 1.12%; and Strategic Bond Fund, 0.60%, 0.90% and 1.50%.

(11) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 1.00%, American General Growth Lifestyle Fund is 1.09% and American General Moderate Growth Lifestyle Fund is 1.03%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and No Surrender
              at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $14      $ 43      $ 75       $165
AGSPC Capital Conservation Division 7                          14        43        75        165
AGSPC Government Securities Division 8                         14        43        75        164
AGSPC Growth Division 15                                       17        52        90        197
AGSPC Growth & Income Division 16                              16        51        88        192
AGSPC International Equities Division 11                       12        39        67        148
AGSPC International Government Bond Division 13                14        43        75        164
AGSPC MidCap Index Division 4                                  12        38        66        146
AGSPC Money Market Division 6                                  14        43        75        165
AGSPC Science & Technology Division 17                         18        55        96        208
AGSPC Small Cap Index Division 14                              12        38        67        147
AGSPC Social Awareness Division 12                             14        43        75        164
AGSPC Stock Index Division 10                                  12        36        63        139
American Century -- Twentieth Century Ultra Division 31        19        58       100        216
American General Balanced Division 42                          14        43        75        165
American General Conservative Growth Lifestyle Division 50      7        21        36         81
American General Core Bond Division 58                         14        43        74        163
American General Domestic Bond Division 43                     14        42        73        161
American General Growth Lifestyle Division 48                   7        21        36         81
American General High Yield Bond Division 60                   16        49        84        184
American General International Growth Division 33              17        54        92        201
American General International Value Division 34               16        50        87        189
American General Large Cap Growth Division 39                  14        45        77        170
American General Large Cap Value Division 40                   14        43        75        164
American General Mid Cap Growth Division 37                    14        42        74        162
American General Mid Cap Value Division 38                     16        51        87        191
American General Moderate Growth Lifestyle Division 49          7        21        36         81
American General Money Market Division 44                      11        35        61        136
American General Small Cap Growth Division 35                  17        54        93        202
American General Small Cap Value Division 36                   16        48        84        183
American General Socially Responsible Division 41              11        35        61        136
American General Strategic Bond Division 59                    15        46        79        173
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      14        42        73        161
Founders Growth Division 30                                    19        60       103        223
Neuberger&Berman Guardian Trust Division 29                    17        53        91        199
Putnam Global Growth Division 28                               21        64       110        237
Putnam New Opportunities Division 26                           19        59       101        218
Putnam OTC & Emerging Growth Division 27                       20        62       106        229
Scudder Growth and Income Division 21                          16        49        85        186
T. Rowe Price Small-Cap Stock Division 51                      21        65       111        240
Templeton Foreign -- Class 1 Division 32                       19        59       102        221
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            14        42        73        161
  Templeton International -- Class 1 Division 20               15        45        78        172
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                    11        36        62        137
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                11        34        59        131
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           11        33        58        129
Vanguard LifeStrategy Growth Portfolio Division 52             11        33        58        129
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    11        33        58        129
Vanguard/Wellington Division 25                                14        42        74        162
Vanguard/Windsor II Division 24                                14        45        78        171

EXAMPLE #2 -- Assuming No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $15      $ 45      $ 78       $171
AGSPC Capital Conservation Division 7                          15        45        78        171
AGSPC Government Securities Division 8                         14        45        78        170
AGSPC Growth Division 15                                       17        54        93        203
AGSPC Growth & Income Division 16                              17        53        91        198
AGSPC International Equities Division 11                       13        40        70        155
AGSPC International Government Bond Division 13                14        45        78        170
AGSPC MidCap Index Division 4                                  13        40        69        152
AGSPC Money Market Division 6                                  15        45        78        171
AGSPC Science & Technology Division 17                         18        57        98        214
AGSPC Small Cap Index Division 14                              13        40        70        153
AGSPC Social Awareness Division 12                             14        45        78        170
AGSPC Stock Index Division 10                                  12        38        66        145
American Century -- Twentieth Century Ultra Division 31        19        60       103        222
American General Balanced Fund Division 42                     15        45        78        171
American General Conservative Growth Lifestyle Division 50      7        23        39         88
American General Core Bond Division 58                         14        45        77        169
American General Domestic Bond Division 43                     14        44        76        167
American General Growth Lifestyle Division 48                   7        23        39         88
American General High Yield Bond Division 60                   16        50        87        190
American General International Growth Division 33              18        55        95        207
American General International Value Division 34               17        52        90        195
American General Large Cap Growth Division 39                  15        46        80        176
American General Large Cap Value Division 40                   14        45        78        170
American General Mid Cap Growth Division 37                    14        44        76        168
American General Mid Cap Value Division 38                     17        52        90        197
American General Moderate Growth Lifestyle Division 49          7        23        39         88
American General Money Market Division 44                      12        37        64        142
American General Small Cap Growth Division 35                  18        56        96        208
American General Small Cap Value Division 36                   16        50        86        189
American General Socially Responsible Division 41              12        37        64        142
American General Strategic Bond Division 59                    15        47        82        179
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      18        55        94        205
Founders Growth Division 30                                    20        61       106        229
Neuberger&Berman Guardian Trust Division 29                    18        55        94        205
Putnam Global Growth Division 28                               21        66       113        243
Putnam New Opportunities Division 26                           19        60       104        224
Putnam OTC & Emerging Growth Division 27                       20        63       109        235
Scudder Growth and Income Division 21                          16        51        88        192
T. Rowe Price Small-Cap Stock Division 51                      22        67       114        246
Templeton Foreign -- Class 1 Division 32                       20        61       105        226
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            19        59       102        221
  Templeton International -- Class 1 Division 20               20        62       107        232
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                    12        37        65        143
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                11        36        62        137
Vanguard LifeStrategy Conservative Growth Portfolio
  Division 54                                                  11        35        61        135
Vanguard LifeStrategy Growth Portfolio Division 52             11        35        61        135
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    11        35        61        135
Vanguard/Wellington Division 25                                14        44        76        168
Vanguard/Windsor II Division 24                                15        47        81        177

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $61      $ 95      $128       $171
AGSPC Capital Conservation Division 7                          61        95       128        171
AGSPC Government Securities Division 8                         61        95       128        170
AGSPC Growth Division 15                                       64       104       143        203
AGSPC Growth & Income Division 16                              63       102       141        198
AGSPC International Equities Division 11                       60        90       120        155
AGSPC International Government Bond Division 13                61        95       128        170
AGSPC MidCap Index Division 4                                  59        90       119        152
AGSPC Money Market Division 6                                  61        95       128        171
AGSPC Science & Technology Division 17                         65       107       148        214
AGSPC Small Cap Index Division 14                              60        90       120        153
AGSPC Social Awareness Division 12                             61        95       128        170
AGSPC Stock Index Division 10                                  59        88       116        145
American Century -- Twentieth Century Ultra Division 31        66       109       153        222
American General Balanced Division 42                          61        95       128        171
American General Conservative Growth Lifestyle Division 50     54        73        89         88
American General Core Bond Division 58                         61        95       127        169
American General Domestic Bond Division 43                     61        94       126        167
American General Growth Lifestyle Division 48                  54        73        89         88
American General High Yield Bond Division 60                   63       100       137        190
American General International Growth Division 33              64       105       145        207
American General International Value Division 34               63       102       140        195
American General Large Cap Growth Division 39                  62        96       130        176
American General Large Cap Value Division 40                   61        95       128        170
American General Mid Cap Growth Division 37                    61        94       126        168
American General Mid Cap Value Division 38                     63       102       140        197
American General Moderate Growth Lifestyle Division 49         54        73        89         88
American General Money Market Division 44                      59        87       114        142
American General Small Cap Growth Division 35                  64       105       146        208
American General Small Cap Value Division 36                   63       100       136        189
American General Socially Responsible Division 41              59        87       114        142
American General Strategic Bond Division 59                    62        97       132        179
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      64       104       144        205
Founders Growth Division 30                                    66       111       156        229
Neuberger&Berman Guardian Trust Division 29                    64       104       144        205
Putnam Global Growth Division 28                               68       115       163        243
Putnam New Opportunities Division 26                           66       110       154        224
Putnam OTC & Emerging Growth Division 27                       67       112       159        235
Scudder Growth and Income Division 21                          63       101       138        192
T. Rowe Price Small-Cap Stock Division 51                      68       116       164        246
Templeton Foreign -- Class 1 Division 32                       66       110       155        226
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            66       109       152        221
  Templeton International -- Class 1 Division 20               67       112       157        232
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        59        87       115        143
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               58        86       112        137
Vanguard LifeStrategy Conservative Growth Portfolio
  Division 54                                                  58        85       111        135
Vanguard LifeStrategy Growth Portfolio Division 52             58        85       111        135
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    58        85       111        135
Vanguard/Wellington Division 25                                61        94       126        168
Vanguard/Windsor II Division 24                                62        97       131        177

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

                       SUPPLEMENT ISSUED NOVEMBER 4, 1998
                                       TO
                   PORTFOLIO DIRECTOR PLUS SEPARATE ACCOUNT A

               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            FOR SERIES 1.40 -- 12.40
                            DATED SEPTEMBER 22, 1998

The Fee Table and Examples #1, #2 and #3 in the Prospectus are replaced in their entirety by the enclosed Fee Table and Examples.

Effective October 27, 1998, The Vanguard Group has simplified the names of the following Vanguard funds included in this prospectus and Statement of Additional
Information:

                      OLD NAME                                               NEW NAME
                      --------                                               --------
Vanguard Fixed Income Securities Fund -- Long-Term     Vanguard Long-Term Corporate Fund
  Corporate Portfolio
Vanguard Fixed Income Securities Fund -- Long-Term     Vanguard Long-Term Treasury Fund
  U.S. Treasury Portfolio
Vanguard LifeStrategy Portfolios -- Conservative       Vanguard LifeStrategy Conservative Growth Fund
  Growth Portfolio
Vanguard LifeStrategy Portfolios -- Growth Portfolio   Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Portfolios -- Moderate Growth    Vanguard LifeStrategy Moderate Growth Fund
  Portfolio
Vanguard/Wellington Fund                               Vanguard Wellington Fund
Vanguard/Windsor II                                    Vanguard Windsor II Fund

10855-40A Ver. 11/98

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                          MORTALITY     ADMINISTRATION     SEPARATE
                                                             AND             AND            ACCOUNT         TOTAL
                                                         EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                         FUND                               FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                         ----                            ------------   --------------   -------------   -----------
AGSPC Asset Allocation(8)                                    0.25%           0.35%              --          0.60%
AGSPC Capital Conservation                                   0.25            0.35               --          0.60
AGSPC Government Securities                                  0.25            0.35               --          0.60
AGSPC Growth                                                 0.25            0.35               --          0.60
AGSPC Growth & Income                                        0.25            0.35               --          0.60
AGSPC International Equities                                 0.25            0.35               --          0.60
AGSPC International Government Bond                          0.25            0.35               --          0.60
AGSPC MidCap Index                                           0.25            0.35               --          0.60
AGSPC Money Market                                           0.25            0.35               --          0.60
AGSPC Science & Technology                                   0.25            0.35               --          0.60
AGSPC Small Cap Index                                        0.25            0.35               --          0.60
AGSPC Social Awareness                                       0.25            0.35               --          0.60
AGSPC Stock Index                                            0.25            0.35               --          0.60
American Century -- Twentieth Century Ultra(4)               0.25            0.60            (0.21%)        0.64
American General Balanced(4)                                 0.25            0.35            (0.25)         0.35
American General Conservative Growth Lifestyle(4)            0.25            0.35            (0.25)         0.35
American General Core Bond(4)                                0.25            0.35            (0.25)         0.35
American General Domestic Bond(4)                            0.25            0.35            (0.25)         0.35
American General Growth Lifestyle(4)                         0.25            0.35            (0.25)         0.35
American General High Yield Bond(4)                          0.25            0.35            (0.25)         0.35
American General International Growth(4)                     0.25            0.35            (0.25)         0.35
American General International Value(4)                      0.25            0.35            (0.25)         0.35
American General Large Cap Growth(4)                         0.25            0.35            (0.25)         0.35
American General Large Cap Value(4)                          0.25            0.35            (0.25)         0.35
American General Mid Cap Growth(4)                           0.25            0.35            (0.25)         0.35
American General Mid Cap Value(4)                            0.25            0.35            (0.25)         0.35
American General Moderate Growth Lifestyle(4)                0.25            0.35            (0.25)         0.35
American General Money Market(4)                             0.25            0.35            (0.25)         0.35
American General Small Cap Growth(4)                         0.25            0.35            (0.25)         0.35
American General Small Cap Value(4)                          0.25            0.35            (0.25)         0.35
American General Socially Responsible(4)                     0.25            0.35            (0.25)         0.35
American General Strategic Bond(4)                           0.25            0.35            (0.25)         0.35
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio(4)                             0.25            0.60            (0.15)         0.70
Founders Growth(4)                                           0.25            0.60            (0.25)         0.60
Neuberger&Berman Guardian Trust(4)                           0.25            0.60            (0.25)         0.60
Putnam Global Growth(4)                                      0.25            0.60            (0.25)         0.60
Putnam New Opportunities(4)                                  0.25            0.60            (0.25)         0.60
Putnam OTC & Emerging Growth(4)                              0.25            0.60            (0.25)         0.60
Scudder Growth and Income(4)                                 0.25            0.60            (0.25)         0.60
T. Rowe Price Small-Cap Stock                                0.25            0.60               --          0.85
Templeton Foreign -- Class 1(4)                              0.25            0.60            (0.25)         0.60
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1                      0.25            0.60               --          0.85
  Templeton International -- Class 1                         0.25            0.60               --          0.85
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio(5)                       0.25            0.60            (0.25)         0.60
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio(5)                           0.25            0.60            (0.25)         0.60
Vanguard LifeStrategy Conservative Growth Portfolio          0.25            0.60               --          0.85
Vanguard LifeStrategy Growth Portfolio                       0.25            0.60               --          0.85
Vanguard LifeStrategy Moderate Growth Portfolio              0.25            0.60               --          0.85
Vanguard/Wellington                                          0.25            0.60               --          0.85
Vanguard/Windsor II                                          0.25            0.60               --          0.85

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                   MANAGEMENT                      OTHER           TOTAL FUND
                                                      FEES                       EXPENSES           EXPENSES
                                                 (AFTER EXPENSE     12B-1     (AFTER EXPENSE     (AFTER EXPENSE
                      FUND                       REIMBURSEMENT)     FEES     REIMBURSEMENT)(6)   REIMBURSEMENT)
                      ----                       --------------     -----    -----------------   --------------
AGSPC Asset Allocation(8)                             0.50%           --            0.07%             0.57%
AGSPC Capital Conservation                            0.50            --            0.07              0.57
AGSPC Government Securities                           0.50            --            0.06              0.56
AGSPC Growth                                          0.80            --            0.06              0.86
AGSPC Growth & Income                                 0.75            --            0.06              0.81
AGSPC International Equities                          0.35            --            0.07              0.42
AGSPC International Government Bond                   0.50            --            0.06              0.56
AGSPC MidCap Index                                    0.34            --            0.06              0.40
AGSPC Money Market                                    0.50            --            0.07              0.57
AGSPC Science & Technology                            0.90            --            0.06              0.96
AGSPC Small Cap Index                                 0.35            --            0.06              0.41
AGSPC Social Awareness                                0.50            --            0.06              0.56
AGSPC Stock Index                                     0.27            --            0.07              0.34
American Century -- Twentieth Century Ultra           1.00            --              --              1.00
American General Balanced(10)                         0.80            --            0.02              0.82
American General Conservative Growth
  Lifestyle(11)                                       0.10            --              --              0.10
American General Core Bond(10)                        0.50            --            0.30              0.80
American General Domestic Bond(10)                    0.60            --            0.18              0.78
American General Growth Lifestyle(11)                 0.10            --              --              0.10
American General High Yield Bond(10)                  0.70            --            0.29              0.99
American General International Growth(10)             0.90            --            0.25              1.15
American General International Value(10)              1.00            --            0.04              1.04
American General Large Cap Growth(10)                 0.55            --            0.31              0.86
American General Large Cap Value(10)                  0.50            --            0.31              0.81
American General Mid Cap Growth(10)                   0.65            --            0.14              0.79
American General Mid Cap Value(10)                    0.75            --            0.30              1.05
American General Moderate Growth Lifestyle(11)        0.10            --              --              0.10
American General Money Market(10)                     0.25            --            0.31              0.56
American General Small Cap Growth(10)                 0.85            --            0.31              1.16
American General Small Cap Value(10)                  0.75            --            0.23              0.98
American General Socially Responsible(10)             0.25            --            0.31              0.56
American General Strategic Bond(10)                   0.60            --            0.29              0.89
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio                         0.75            --            0.03              0.78
Founders Growth                                       0.67          0.25%           0.18              1.10
Neuberger&Berman Guardian Trust(7)                    0.84            --            0.04              0.88
Putnam Global Growth                                  0.64          0.25            0.35              1.24
Putnam New Opportunities                              0.50          0.25            0.31              1.06
Putnam OTC & Emerging Growth                          0.56          0.25            0.35              1.16
Scudder Growth and Income                             0.46            --            0.30              0.76
T. Rowe Price Small-Cap Stock                         0.77            --            0.25              1.02
Templeton Foreign -- Class 1                          0.61          0.25            0.22              1.08
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1(9)            0.60            --            0.18              0.78
  Templeton International -- Class 1(9)               0.69            --            0.19              0.88
Vanguard Fixed Income Securities Fund -- Long-
  Term Corporate Portfolio                            0.03            --            0.29              0.32
Vanguard Fixed Income Securities Fund -- Long-
  Term U.S. Treasury Portfolio                        0.01            --            0.26              0.27
Vanguard LifeStrategy Conservative Growth
  Portfolio                                             --            --              --                --
Vanguard LifeStrategy Growth Portfolio                  --            --              --                --
Vanguard LifeStrategy Moderate Growth Portfolio         --            --              --                --
Vanguard/Wellington                                   0.04            --            0.25              0.29
Vanguard/Windsor II                                   0.15            --            0.22              0.37

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate or distributors for administrative

--------------------------------------------------------------------------------

     and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century -- Twentieth Century (0.21%), American General Funds (0.25%), Dreyfus (0.15%), Founders (0.25%), Neuberger&Berman (0.25%),
     Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%) With respect to American Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.

 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division which may be terminated by the Company at any time without notice.

 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

 (7) Neuberger&Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger&Berman Management Inc. ("N&B"). N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1997 fiscal year, N&B did not bear any expenses.

 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 (9) For these Funds Management fees and Total Fund Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See Fund prospectus for details. Actual Management Fees and Total Fund Expenses during 1997 were lower.

(10) After expense reimbursement. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: Balanced Fund, 0.80%, 0.80% and 1.60%; Core Bond Fund, 0.50%, 0.86% and 1.36%; Domestic Bond Fund, 0.60%, 0.57% and 1.17%;
     High Yield Bond Fund, 0.70%, 0.83% and 1.53%; International Growth Fund, 0.90%, 0.71% and 1.61%; International Value Fund, 1.00%, 0.70% and 1.70%;
     Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; Large Cap Value Fund, 0.50%, 0.58% and 1.08%; Mid Cap Growth Fund, 0.65%, 0.64% and 1.29%; Mid Cap Value Fund, 0.75%, 0.64% and 1.39%; Money Market Fund, 0.25%, 0.86% and 1.11%;
     Small Cap Growth Fund, 0.85%, 0.62% and 1.47%; Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and Socially Responsible Fund, 0.25%, 0.87% and 1.12%; and Strategic Bond Fund, 0.60%, 0.90% and 1.50%.

(11) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 1.00%, American General Growth Lifestyle Fund is 1.09% and American General Moderate Growth Lifestyle Fund is 1.03%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.

--------------------------------------------------------------------------------

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
               No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $12      $ 37      $ 64       $143
AGSPC Capital Conservation Division 7                          12        37        64        143
AGSPC Government Securities Division 8                         12        37        64        141
AGSPC Growth Division 15                                       15        46        80        175
AGSPC Growth & Income Division 16                              14        45        77        170
AGSPC International Equities Division 11                       10        32        56        125
AGSPC International Government Bond Division 13                12        37        64        141
AGSPC MidCap Index Division 4                                  10        32        55        123
AGSPC Money Market Division 6                                  12        37        64        143
AGSPC Science & Technology Division 17                         16        49        85        186
AGSPC Small Cap Index Division 14                              10        32        56        124
AGSPC Social Awareness Division 12                             12        37        64        141
AGSPC Stock Index Division 10                                  10        30        52        116
American Century -- Twentieth Century Ultra Division 31        17        52        89        195
American General Balanced Division 42                          12        37        64        143
American General Conservative Growth Lifestyle Division 50      5        14        25         57
American General Core Bond Division 58                         12        37        63        140
American General Domestic Bond Division 43                     12        36        62        138
American General Growth Lifestyle Division 48                   5        14        25         57
American General High Yield Bond Division 60                   14        42        74        162
American General International Growth Division 33              15        47        82        180
American General International Value Division 34               14        44        76        167
American General Large Cap Growth Division 39                  12        38        67        147
American General Large Cap Value Division 40                   12        37        64        141
American General Mid Cap Growth Division 37                    12        36        63        139
American General Mid Cap Value Division 38                     14        44        77        168
American General Moderate Growth Lifestyle Division 49          5        14        25         57
American General Money Market Division 44                       9        29        50        112
American General Small Cap Growth Division 35                  15        48        82        181
American General Small Cap Value Division 36                   14        42        73        161
American General Socially Responsible Division 41               9        29        50        112
American General Strategic Bond Division 59                    13        39        68        150
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      12        36        62        138
Founders Growth Division 30                                    17        54        92        201
Neuberger&Berman Guardian Trust Division 29                    15        47        81        177
Putnam Global Growth Division 28                               19        58       100        216
Putnam New Opportunities Division 26                           17        52        90        197
Putnam OTC & Emerging Growth Division 27                       18        55        96        208
Scudder Growth and Income Division 21                          14        43        75        164
T. Rowe Price Small-Cap Stock Division 51                      19        59       101        220
Templeton Foreign -- Class 1 Division 32                       17        53        91        199
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            12        36        62        138
  Templeton International -- Class 1 Division 20               13        39        68        149
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                     9        29        51        114
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                 9        28        48        108
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                            9        27        47        105
Vanguard LifeStrategy Growth Portfolio Division 52              9        27        47        105
Vanguard LifeStrategy Moderate Growth Portfolio Division 53     9        27        47        105
Vanguard/Wellington Division 25                                12        36        63        139
Vanguard/Windsor II Division 24                                12        39        67        148

--------------------------------------------------------------------------------

EXAMPLE #2 -- Assuming No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $12       $39      $ 67       $149
AGSPC Capital Conservation Division 7                          12        39        67        149
AGSPC Government Securities Division 8                         12        39        67        148
AGSPC Growth Division 15                                       15        48        83        181
AGSPC Growth & Income Division 16                              15        46        80        176
AGSPC International Equities Division 11                       11        34        59        132
AGSPC International Government Bond Division 13                12        39        67        148
AGSPC MidCap Index Division 4                                  11        34        58        129
AGSPC Money Market Division 6                                  12        39        67        149
AGSPC Science & Technology Division 17                         16        51        88        192
AGSPC Small Cap Index Division 14                              11        34        59        131
AGSPC Social Awareness Division 12                             12        39        67        148
AGSPC Stock Index Division 10                                  10        32        55        122
American Century -- Twentieth Century Ultra Division 31        17        53        92        201
American General Balanced Division 42                          12        39        67        149
American General Conservative Growth Lifestyle Division 50      5        16        28         64
American General Core Bond Division 58                         12        38        66        147
American General Domestic Bond Division 43                     12        38        65        144
American General Growth Lifestyle Division 48                   5        16        28         64
American General High Yield Bond Division 60                   14        44        76        168
American General International Growth Division 33              16        49        85        186
American General International Value Division 34               15        46        79        174
American General Large Cap Growth Division 39                  13        40        70        153
American General Large Cap Value Division 40                   12        39        67        148
American General Mid Cap Growth Division 37                    12        38        66        145
American General Mid Cap Value Division 38                     15        46        80        175
American General Moderate Growth Lifestyle Division 49          5        16        28         64
American General Money Market Division 44                      10        31        53        119
American General Small Cap Growth Division 35                  16        49        85        187
American General Small Cap Value Division 36                   14        44        76        167
American General Socially Responsible Division 41              10        31        53        119
American General Strategic Bond Division 59                    13        41        71        157
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      16        49        84        183
Founders Growth Division 30                                    18        55        95        207
Neuberger&Berman Guardian Trust Division 29                    16        49        84        183
Putnam Global Growth Division 28                               19        60       103        222
Putnam New Opportunities Division 26                           17        54        93        203
Putnam OTC & Emerging Growth Division 27                       18        57        98        214
Scudder Growth and Income Division 21                          14        45        77        170
T. Rowe Price Small-Cap Stock Division 51                      20        61       104        225
Templeton Foreign -- Class 1 Division 32                       18        55        94        205
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            17        53        92        200
  Templeton International -- Class 1 Division 20               18        56        97        211
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                    10        31        54        120
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                 9        30        51        114
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                            9        29        50        112
Vanguard LifeStrategy Growth Portfolio Division 52              9        29        50        112
Vanguard LifeStrategy Moderate Growth Portfolio Division 53     9        29        50        112
Vanguard/Wellington Division 25                                12        38        66        145
Vanguard/Windsor II Division 24                                13        40        70        155

--------------------------------------------------------------------------------

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $59      $ 89      $117       $149
AGSPC Capital Conservation Division 7                          59        89       117        149
AGSPC Government Securities Division 8                         59        89       117        148
AGSPC Growth Division 15                                       62        98       133        181
AGSPC Growth & Income Division 16                              62        96       130        176
AGSPC International Equities Division 11                       58        84       109        132
AGSPC International Government Bond Division 13                59        89       117        148
AGSPC MidCap Index Division 4                                  58        84       108        129
AGSPC Money Market Division 6                                  59        89       117        149
AGSPC Science & Technology Division 17                         63       101       138        192
AGSPC Small Cap Index Division 14                              58        84       109        131
AGSPC Social Awareness Division 12                             59        89       117        148
AGSPC Stock Index Division 10                                  57        82       105        122
American Century -- Twentieth Century Ultra Division 31        64       103       142        201
American General Balanced Division 42                          59        89       117        149
American General Conservative Growth Lifestyle Division 50     52        66        78         64
American General Core Bond Division 58                         59        88       116        147
American General Domestic Bond Division 43                     59        88       115        144
American General Growth Lifestyle Division 48                  52        66        78         64
American General High Yield Bond Division 60                   61        94       126        168
American General International Growth Division 33              62        99       135        186
American General International Value Division 34               61        96       129        174
American General Large Cap Growth Division 39                  60        90       120        153
American General Large Cap Value Division 40                   59        89       117        148
American General Mid Cap Growth Division 37                    59        88       116        145
American General Mid Cap Value Division 38                     61        96       130        175
American General Moderate Growth Lifestyle Division 49         52        66        78         64
American General Money Market Division 44                      57        81       103        119
American General Small Cap Growth Division 35                  62        99       135        187
American General Small Cap Value Division 36                   61        94       126        167
American General Socially Responsible Division 41              57        81       103        119
American General Strategic Bond Division 59                    60        91       121        157
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio Division 18                      62        98       134        183
Founders Growth Division 30                                    64       105       145        207
Neuberger&Berman Guardian Trust Division 29                    62        98       134        183
Putnam Global Growth Division 28                               66       109       153        222
Putnam New Opportunities Division 26                           64       104       143        203
Putnam OTC & Emerging Growth Division 27                       65       107       148        214
Scudder Growth and Income Division 21                          61        95       128        170
T. Rowe Price Small-Cap Stock Division 51                      66       110       154        225
Templeton Foreign -- Class 1 Division 32                       64       104       144        205
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            64       103       142        200
  Templeton International -- Class 1 Division 20               65       106       147        211
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        57        81       104        120
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               56        80       101        114
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           56        79       100        112
Vanguard LifeStrategy Growth Portfolio Division 52             56        79       100        112
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    56        79       100        112
Vanguard/Wellington Division 25                                59        88       116        145
Vanguard/Windsor II Division 24                                60        90       120        155

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.